Income Taxes - Schedule of reconciliation between actual income tax (benefit) expense and statutory U.S. federal amount computed by applying the federal income tax rate (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Consolidated total amount, pre-tax income (loss)	$ 10,491	$ 11,254	$ 851
U.S. federal income tax at statutory rate	$ 2,203	$ 2,363	$ 178
U.S. federal income tax at statutory rate (as a percent)	21.00%	21.00%	21.00%
Uncertain tax positions	$ 2	$ (69)	$ 17
Uncertain tax positions (as a percent)	0.00%	(0.60%)	2.00%
Reclassifications from accumulated other comprehensive income	$ (84)	$ (108)	$ (100)
Reclassifications from accumulated other comprehensive income (as a percent)	(0.70%)	(1.00%)	(11.80%)
Noncontrolling interest	$ (67)	$ (197)	$ (47)
Non-controlling interest ( as a percent)	(0.60%)	(1.70%)	(5.50%)
Dividends received deduction	$ (36)	$ (37)	$ (39)
Dividends received deduction (as a percent)	(0.30%)	(0.30%)	(4.60%)
Tax deconsolidation and separation costs	$ (104)	$ 0	$ 0
Tax deconsolidation and separation costs (as a percent)	(1.00%)	0.00%	0.00%
State and local income taxes	$ 24	$ 105	$ (4)
State and local income taxes (as a percent)	0.20%	0.90%	(0.50%)
Other	$ (29)	$ (2)	$ 1
Other (as a percent)	(0.30%)	0.00%	0.10%
Adjustments to prior year tax returns	$ 48	$ 3	$ 27
Adjustments to prior year tax returns (as a percent)	(0.50%)	0.00%	(3.20%)
Share based compensation payments excess tax deduction	$ (6)	$ 4	$ 10
Share based compensation payments excess tax deduction (as a percent)	(0.10%)	0.00%	1.20%
Valuation allowance	$ 157	$ 26	$ (4)
Valuation allowance (as a percent)	1.50%	0.20%	(0.50%)
Consolidated total amount, tax expense (benefit)	$ 2,012	$ 2,082	$ (15)
Consolidated total amount (as a percent)	19.20%	18.50%	(1.80%)